INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 4, 2019 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED

The following funds are no longer included in the Statement of Additional Information:

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)

Invesco DWA Tactical Sector Rotation ETF (DWTR)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-DWLV-DWIN-DWTR-SAI 010419